OPERATING SEGMENTS (Schedule of Revenues from Major Customers) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of major customers [line items]
Additional information about revenues	100.00%	100.00%		100.00%
Customer A shareholder [Member]
Disclosure of major customers [line items]
Additional information about revenues	38.00%	66.00%		77.00%
Customer B [Member]
Disclosure of major customers [line items]
Additional information about revenues			[1]	11.00%
Customer C [Member]
Disclosure of major customers [line items]
Additional information about revenues	19.00%	10.00%		12.00%
Customer D [Member]
Disclosure of major customers [line items]
Additional information about revenues	13.00%		[1]

[1]	Represents an amount lower than 10%.